NOTE 2- Significant Accounting Policies: a. Basis of preparation (Policies)	12 Months Ended
Dec. 31, 2025
Policies
a. Basis of preparation:

a.     Basis of preparation:

The principal accounting policies adopted in the preparation of the consolidated financial statements are set out below. The policies have been consistently applied to all the years presented, unless otherwise stated.

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board and Interpretations (collectively IFRS Accounting Standards). The consolidated financial statements have been prepared under the historical cost convention, except for the embedded derivative, share-based compensation, right-of-use assets and lease liabilities, hybrid instrument, liability for agricultural research organization and the convertible loans that are measured at fair value through profit or loss.